SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Schedule of depreciation of the right-of-use assets by class of underlying asset

	Years	Mainly
Motor vehicles	1.5-3.5	3
Buildings	6-11	10

Schedule of useful life of the assets at annual rates

%
Medical equipment	10 – 15	(mainly 15)
Motor vehicles and ambulances	15 - 20	(mainly 20)
Office furniture and equipment	6 - 7	(mainly 6)
Computers and peripheral equipment	15 - 33	(mainly 20)
Leasehold improvements	see below
Telemedicine devices on loan to customers	10

Schedule of useful life of intangible assets

Years
Developments costs	5 - 10
Computer software	5
Contracts	6.75
Customer relations	10
Information technology	6

Schedule of data regarding Israeli CPI and exchange rates of the U.S. dollar, the Euro and the Swiss Franc in relation to the NIS

	Israeli	Exchange rate of
For the year ended	CPI	€	U.S. $	CHF

	Points *)	NIS
December 31, 2022	241.4	3.75	3.52	3.82
December 31, 2021	229.4	3.52	3.11	3.40
December 31, 2020	223.1	3.94	3.21	3.65

Change during the year	%
2022	5.2	6.5	13.2	12.4
2021	2.8	(10.7)	(3.1)	(6.8)